STATEMENTS OF STOCKHOLDERS' DEFICIT [Parenthetical] (USD $)	9 Months Ended		12 Months Ended
	Dec. 31, 2002	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003
Issuance of common stock to Founders , par value	$ 1.25
Issuance of common stock new issues, par value	$ 125.25							$ 26.25
Issuance of common stock, compensation for loan guarantees by management, par value											$ 1.25		$ 1.25
Issuance of common stock, investment including finders fee, par value													$ 125.25
Issuance of common stock, payment of patent legal fees, par value												$ 1.25
Issuance of common stock, vendor contractual consideration, par value										$ 1.25
Issuance of common stock, employment agreements, par value										$ 1.25
Issuance of common stock, investment, par value										$ 125.25
Issuance of common stock, conversion of convertible securities, par value							$ 26.25		$ 125.25
Issuance of common stock, investor relations, par value								$ 26.25
Issuance of common stock, under PMM in 2009							$ 37.50
Issuance of common stock upon conversion of debt and interest, par value							$ 20.25
Issuance of common stock, under PPM in March 2010, par value						$ 37.50
Issuance of common stock to consultants for IR and consulting, par value						$ 37.50
Issuance of common stock to consultants, in May 2010, par value						$ 37.50
Issuance of common stock, under PPM in April 2010, par value						$ 37.50
Issuance of common stock, under PPM in September 2010, par value						$ 7.50
Issuance of common stock to consultants, in third quarter, par value						$ 16.50
Issuance of common stock, upon exercise of warrants						$ 10.13
Issuance of common stock, to directors as compensation				$ 6.75		$ 11.25
Issuance of common stock, under PPM one in first quarter					$ 5.63
Issuance of common stock, under PPM two in first quarter					$ 6.38
Issuance of common stock, under PPM three in first quarter					$ 6.75
Issuance of common stock, under PPM four in first quarter					$ 7.50
Issuance of common stock, under PPM two in second quarter					$ 5.25
Issuance of common stock, under PPM one in third quarter					$ 4.50
Issuance of common stock, under PPM three in third quarter					$ 15.00
Issuance of common stock, under exercise of stock options				$ 0.75	$ 0.75
Issuance of common stock, under IR compensation				$ 11.25	$ 26.25
Issuance of common stock, to private investor in fourth quarter					$ 11.25
Issuance of common stock to institutional investor upon conversion of Note Payable one				$ 10.07
Issuance of common stock to institutional investor upon conversion of Note Payable two				$ 9.75
Issuance of common stock to institutional investor upon conversion of Note Payable three				$ 6.60
Issuance of common stock to institutional investor upon conversion of Note Payable four				$ 3.35
Issuance of common stock to institutional investor upon conversion of Note Payable five				$ 3.35
Issuance of common stock to institutional investor upon conversion of Note Payable six				$ 3.35
Issuance of common stock to institutional investor upon conversion of Note Payable seven				$ 2.98
Issuance of common stock to a private investor in the first quarter				$ 4.88
Issuance of common stock to the now Interim CEO in the first quarter for consulting				$ 4.88
Issuance of common stock to institutional investor upon conversion of Note Payable Eight				$ 2.15
Issuance of common stock to private investor upon conversion of Note Payable one				$ 11.25
Issuance of common stock to a private investor in the second quarter one				$ 11.25
Shares issued upon exercise of options				$ 0.75
Issuance of common stock, conversion of debt, par value one				$ 11.25
Issuance of common stock, conversion of debt, par value two				$ 11.25
Issuance of common stock to private investor upon conversion of Note Payable two				$ 13.50
Issuance of common stock to private investor upon conversion of Note Payable three				$ 3.90
Issuance of common stock to private investor upon conversion of Note Payable four				$ 7.50
Issuance of common stock to private investor upon conversion of Note Payable five				$ 2.40
Issuance of common stock to institutional investor upon conversion of Note Payable Nine				$ 2.33
Issuance of common stock, conversion of debt, par value three				$ 11.25
Issuance of common stock, under PPM one in second quarter				$ 5.25
Issuance of common stock to institutional investor upon conversion of Note Payable Ten				$ 2.65
Issuance of common stock to private investor upon conversion of Note Payable six				$ 2.40
Issuance of common stock to institutional investor upon conversion of Note Payable Eleven				$ 2.23
Shares issued as settlement to remove anti-dilution agreement				$ 4.88
Shares issued in settlement with former COO				$ 11.25
Issuance of common stock to debtors compensation				$ 7.50
Issuance of common stock to conversion of note payable				$ 5.25
Issuance Of Common Stock To Debtors Compensation One			$ 11.25
Shares issued under PPM to five investors			$ 5.25
Issuance Of Common Stock To Debtors Compensation Two			$ 11.25
Shares issued to an institutional investor at per share			$ 5.25
Issuance Of Common Stock To Debtors Compensation Three			$ 5.03
Common stock issued to former consultant exercising option, Par value			$ 0.75
Common stock issued to former CEO exercising option, par value			$ 0.75
Shares issued upon conversion of four notes payable, par value			$ 11.25
Shares issued for interest to the four notes payable, par value			$ 11.25
Shares Issued For Cashless Exercise Of Warrants Par Value One		$ 15.00	$ 9.00
Shares Issued For Cashless Exercise Of Warrants Par Value Two		$ 12.75	$ 12.00
Shares Issued For Cashless Exercise Of Warrants Par Value Three		$ 0.75	$ 11.25
Shares Issued For Cashless Exercise Of Warrants Par Value Four		$ 7.50	$ 15.00
Shares Issued To Twenty Four Warrant Holders Exercised At Reduced Par Value			$ 7.50
Shares Issued To Four PPM Investors Converting Notes Par Value			$ 9.00
Shares Issued To Ten PPM Investors Converting Notes Par Value			$ 13.50
Shares Issued To Consultant As Compensation Par Value			$ 28.50
Shares Issued For Two Note Conversions Par Value			$ 1.05
Shares Issued For Exercise Of Warrants Par Value		$ 13.50	$ 11.25
Shares Issued To Cashless Exercise Of Warrants Par Value			$ 12.75
Shares Issued To Former Board Directors As Compensation Par Value			$ 24.38
Shares Issued To One Investor For Cashless Exercise Of Warrants Par Value Two			$ 9.00
Shares Issued For Cashless Exercise Of Warrants Par Value Five		$ 5.63	$ 7.50
Shares Issued For Interest On Conversion Of Two Note Conversions Par Value			$ 13.50
Shares Issued For Cashless Exercise Of Warrants Par Value Six		$ 12.75	$ 5.63
Shares Issued In Settlement With Former Noteholder Par Value			$ 20.25
Shares Issued To Option Holder Par Value One		$ 1.25	$ 4.88
Shares Issued For Cashless Exercise Of Warrants Par Value Seven		$ 13.50	$ 9.75
Shares Issued To One Warrant Holder Exercised At Reduced Par Value			$ 9.38
Shares Issued For Cashless Exercise Of Warrants Par Value Eight		$ 9.75	$ 5.63
Shares Issued To Option Holder Par Value Two		$ 5.25	$ 5.25
Par Value Of Cancelled Shares, Issued In settlement With Former COO				$ 6.75
Par Value Of Common Stock Issued For Investor Relations Compensation One		$ 20.63		$ 5.25
Par Value Of Common Stock Issued For Investor Relations Compensation Two		$ 18.75
Shares Issued To Sixteen Shareholders Of Series A Convertible Preferred Stock Dividends Payable In Common Shares Par Value		$ 19.50
Shares Issued For Cashless And Cash Exercise Of Warrants Par Value		$ 11.25
Stock Issued To Investor Relations Consultants Exercise Price One		$ 11.25
Stock Issued To Investor Relations Consultants Exercise Price Two		$ 18.75
Shares Issued To Sixteen Shareholders Of Series Convertible Preferred Stock Dividends Payable In Common Shares Par Value One		$ 19.50
Shares Issued For Cash Exercise Of Warrants Par Value		$ 5.63
Shares Issued To Option Holder Par Value Three		$ 5.25
Shares Issued For Note Conversion Par Value One		$ 6.68
Shares Issued For Note Conversion Par Value Two		$ 6.68
Shares Issued For Note Conversion Par Value Three		$ 5.85
Shares Issued For Note Conversion Par Value Four		$ 5.03
Shares Issued To Sixteen Shareholders Of Series Convertible Preferred Stock Dividends Payable In Common Shares Par Value Two		$ 19.50